Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022
Financial And Capital Markets [Line Items]
Percentage Of Increase Decrease In Foreign Currency	100.00%